Investment Objectives and Goals - FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Enhance & Moderate Buffer ETF – May (XMAY)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Enhance & Moderate Buffer ETF – May (the “Fund”) is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 11.04% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from May 18, 2026 through May 21, 2027.